Income taxes	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Income taxes
26. Income taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2020	2019	2018
Domestic	$(2,795)	$(2,742)	$(4,439)
Foreign	146,747	133,894	106,306

Profit before income taxes	$143,952	$131,152	$101,867

The Company’s income tax expense consists of the following:

	Year ended March 31,
	2020	2019	2018
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	31,270	27,526	24,494

	31,270	27,526	24,494

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(4,087)	(1,807)	(9,063)

	(4,087)	(1,807)	(9,063)

Income tax expense	$27,183	$25,719	$15,431

Domestic taxes are Nil
as the corporate rate of tax applicable to companies in Jersey, Channel Islands is 0%. Foreign taxes are based on applicable tax rates in each subsidiary’s jurisdiction.
From fiscal 2012 until the year ended March 31, 2020, the Company started operations in various delivery centers in Mumbai, Pune, Chennai, Gurgaon, Noida, India registered under the Special Economic Zone (“SEZ”) scheme. Some of these operations are eligible for a 100% income tax exemption for a period of five years from the date of commencement of operations expiring between fiscal 2022 and fiscal 2024. Following the expiry of the 100% income tax exemption, these operations are eligible for a 50% income tax exemption expiring between fiscal 2026 and fiscal 2034. The Company’s operations in Costa Rica are eligible for a 50% income tax exemption from fiscal 2018 to fiscal 2021. Between fiscal 2016 and fiscal 2020, the Company commenced operations in delivery centers in the Philippines that are eligible for various tax exemption benefits expiring between fiscal 2020 and fiscal 2023. Following the expiry of the tax benefits, income generated by our Philippines subsidiary, WNS Global Services Philippines Inc., will be taxed at the prevailing special tax rate, which is currently 5.0% on gross profit. Our operations in Sri Lanka were eligible to claim income tax exemption with respect to the profits earned from export revenue until fiscal 2018 and have been taxed at 14% on a net basis with effect from April 1, 2018.
If the income tax exemptions described above were not available, the additional income tax expense at the respective statutory rates in India, Sri Lanka and Philippines would have been approximately $17,692, $15,743 and $9,368 for the years ended March 31, 2020, 2019 and 2018, respectively. Such additional tax would have decreased the basic and diluted earnings per share for the year ended March 31, 2020 by $0.36 and $0.34, respectively ($0.31 and $0.30, respectively for the year ended March 31, 2019 and $0.19 and $0.18, respectively, for the year ended March 31, 2018).

Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2020	2019	2018
Current taxes:
Excess tax deductions related to share-based payments	(998)	(1,260)	(685)

	$(998)	$(1,260)	$(685)

Deferred taxes:
Excess tax deductions related to share-based payments	807	46	(1,135)

	$807	$46	$(1,135)

Total income tax recognized directly in equity	$(191)	$(1,214)	$(1,820)

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2020	2019	2018
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	(2,939)	1,877	(9,409)
Pension liability	(189)	(939)	—

Total income tax recognized directly in other comprehensive income	$(3,128)	$938	$(9,409)

The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2020	2019	2018
Profit before income taxes	$143,952	$131,152	$101,867
Income tax expense at tax rates applicable to individual entities	43,379	41,264	32,702
Effect of:
Items not deductible for ta x	414	544	221
Exempt income	(18,380)	(16,024)	(11,250)
Non tax deductible goodwill impairment	776		—
(Gain)/loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	178	138	324
Recognition of unutilized tax benefits / Unrecognized losses utilized	(264)	(841)	—
Temporary difference that will reverse during tax holiday period	2,138	614	22
Change in tax rate and law	55	(401)	(5,685)
Provision for uncertain tax position	(409)	—	—
State taxes	61	620	317
Due to acquisitions and merger	—	—	(1,686)
One - time tax on undistributed earnings	—	—	266
Others, ne t	(765)	(195)	200

Income tax expense	$27,183	$25,719	$15,431

Deferred taxes for the year ended March 31, 2020 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 16	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,073	$—	$(736)	$—	$—	$(745)	$5,592
Net operating loss carry forward	1,287	—	(430)	—	—	(78)	779
Accruals deductible on actual payment	7,358	2,106	1,226	—	189	(1,054)	9,825
Share-based compensation expense	14,120	—	3,917	(807)	—	(1,129)	16,101
Minimum alternate tax	552	—	135	—	—	(58)	629
Others	482	—	(295)	—	—	(57)	130

Total deferred tax assets	$30,872	$2,106	$3,817	$(807)	$189	$(3,121)	$33,056

Deferred tax liabilities:
Intangibles	12,183		(753)	—	—	7	11,437
Unrealized gain/(loss) on cash flow hedging and investments	3,539	—	(5)	—	(2,939)	(243)	352
Others	2,084	—	488	—	—	(192)	2,380

Total deferred tax liabilities	$17,806	$—	$(270)	$—	$(2,939)	$(428)	$14,169

Net deferred tax assets/(liabilities)	$13,066	$2,106	$4,087	$(807)	$3,128	$(2,693)	$18,887

Deferred taxes for the year ended March 31, 2019 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Transition adjustments on adoption of IFRS 15 & IFRS 9	Recognized in statement of income	Recognized in equity	Recognized in/ r eclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$7,291	$—	$321	$—	$—	$(539)	$7,073
Net operating loss carry forward	2,879	—	(1,559)	—	—	(33)	1,287
Accruals deductible on actual payment	7,424	(1,783)	1,214	—	939	(436)	7,358
Share-based compensation expense	12,770	—	1,980	(46)	—	(584)	14,120
Minimum alternate tax	420	—	153	—	—	(21)	552
Others	328	3	174	—	—	(23)	482

Total deferred tax assets	$31,112	$(1,780)	$2,283	$(46)	$939	$(1,636)	$30,872

Deferred tax liabilities:
Intangibles	12,662		(573)	—	—	94	12,183
Unrealized gain/(loss) on cash flow hedging and investments	1,759	—	46	—	1,877	(143)	3,539
Others	1,108	—	1,003	—	—	(27)	2,084

Total deferred tax liabilities	$15,529	$—	$476	$—	$1,877	$(76)	$17,806

Net deferred tax assets/(liabilities)	$15,583	$(1,780)	$1,807	$(46)	$(938)	$(1,560)	$13,066

Deferred taxes for the year ended March 31, 2018 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,648	$(11)	$1,623	$—	$—	$31	$7,291
Net operating loss carry forward	5,722	—	(2,950)	—	—	107	2,879
Accruals deductible on actual payment	5,641	—	1,661	—	—	122	7,424
Share-based compensation expense	12,264	—	(702)	1,135	—	73	12,770
Minimum alternate tax	167	—	257	—	—	(4)	420
Others	975	—	(661)	—	—	14	328

Total deferred tax assets	$30,417	$(11)	$(772)	$1,135	$—	$343	$31,112

Deferred tax liabilities:
Intangibles	21,123	6	(8,555)	—	—	88	12,662
Unrealized gain/(loss) on cash flow hedging and investments	12,294	—	(1,280)	—	(9,409)	154	1,759
Others	1,113	—	—	—	—	(5)	1,108

Total deferred tax liabilities	$34,530	$6	$(9,835)	$—	$(9,409)	$237	$15,529

Net deferred tax assets/(liabilities)	$(4,113)	$(17)	$9,063	$1,135	$9,409	$106	$15,583

Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2020	March 31, 2019
Deferred tax assets	28,942	23,772
Deferred tax liabilities	(10,055)	(10,706)

Net deferred tax assets	$18,887	$13,066

There are unused tax losses amounting to $20,604 as at March 31, 20
20
for which no deferred tax asset has been recognized as these losses relate to a tax jurisdiction where the group entity has had past losses and there is no conclusive evidence to support the view that sufficient taxable profit will be generated by such group entity in the future to offset such losses. The expiry dates of the tax benefit for these losses depend on the local tax laws of the jurisdiction and, if not utilized, would expire on various dates starting from financial year 202
1
to 2026. However, in the US and New Zealand there is no expiry period for the unused tax losses.
Deferred income tax liabilities on earnings of the Company’s subsidiaries have not been provided as such earnings are deemed to be permanently reinvested in the business and the Company is able to control the timing of the reversals of temporary differences associated with these investments. Accordingly, temporary difference on which deferred tax liability has not been recognized amounts to $737,776, $617,038 and $494,571 as at March 31, 2020, 2019 and 2018, respectively.

From time to time, the Company receives orders of assessment from the Indian tax authorities assessing additional taxable income on the Company and/or its subsidiaries in connection with their review of their tax returns. The Company currently has orders of assessment outstanding for various years through fiscal 201
6
, which assess additional taxable income that could in the aggregate give rise to an estimated $32,413 (March 31, 201
9
: $31,796) in additional taxes, including interest of $11,058 (March 31, 201
9
: $10,926). These orders of assessment allege that the transfer prices the Company applied to certain of the international transactions between WNS Global and its other wholly-owned subsidiaries were not on arm’s length terms, disallow a tax holiday benefit claimed by the Company, deny the set off of brought forward business losses and unabsorbed depreciation and disallow certain expenses claimed as tax deductible by WNS Global. The Company has appealed against these orders of assessment before higher appellate authorities.
In addition, the Company has orders of assessment pertaining to similar issues that have been decided in favor of the Company by appellate authorities, vacating the tax demands of $49,025 (March 31, 201
9
: $55,135) in additional taxes, including interest of $16,594 (March 31, 201
9
: $18,413). The income tax authorities have filed or may file appeals against these orders at higher appellate authorities.
Uncertain tax positions are reflected at the amount likely to be paid to the taxation authorities. A liability is recognized in connection with each item that is not probable of being sustained on examination by taxing authority. The liability is measured using single best estimate of the most likely outcome for each position taken in the tax return. Thus, the provision would be the aggregate liability in connection with all uncertain tax positions. As of March 31, 20
20
, the Company has provided a tax reserve of $10,247 (March 31, 201
9
: $11,658) primarily on account of the Indian tax authorities’ denying the set off of brought forward business losses and unabsorbed depreciation.
As at March 31, 20
20
, corporate tax returns for years ended March 31, 201
7
and onward remain subject to examination by tax authorities in India.
Based on the facts of these cases, the nature of the tax authorities’ disallowances and the orders from appellate authorities deciding similar issues in favor of the Company in respect of assessment orders for earlier fiscal years and after consultation with the Company’s external tax advisors, the Company believes these orders are unlikely to be sustained at the higher appellate authorities. The Company has deposited $12,127 (March 31, 201
9
: $12,644) of the disputed amounts with the tax authorities and may be required to deposit the remaining portion of the disputed amounts with the tax authorities pending final resolution of the respective matters.